Loans - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	54,698.1	40,000.0